Consolidating Guarantor and Nonguarantor Financial Information Level 3 Consolidating Guarantor and Nonguarantor Financial Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Consolidating Guarantor and Nonguarantor Financial Information [Abstract]
Consolidating Statements of Comprehensive Income (Loss) [Table Text Block]
Boise Cascade Company and Subsidiaries
Consolidating Statements of Comprehensive Income (Loss)
For the Three Months Ended June 30, 2013
(unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$848,515	$3,780	$—	$852,295
Intercompany	—	—	2,920	(2,920)	—
	—	848,515	6,700	(2,920)	852,295

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	746,539	7,692	(3,235)	750,996
Depreciation and amortization	33	8,429	304	—	8,766
Selling and distribution expenses	—	59,461	641	—	60,102
General and administrative expenses	4,045	5,891	—	315	10,251
Other (income) expense, net	5	261	(305)	—	(39)
	4,083	820,581	8,332	(2,920)	830,076

Income (loss) from operations	(4,083)	27,934	(1,632)	—	22,219

Foreign exchange loss	(200)	(69)	(22)	—	(291)
Interest expense	(4,781)	—	—	—	(4,781)
Interest income	27	35	—	—	62
	(4,954)	(34)	(22)	—	(5,010)

Income (loss) before income taxes and equity in net income of affiliates	(9,037)	27,900	(1,654)	—	17,209
Income tax provision	(6,797)	—	—	—	(6,797)

Income (loss) before equity in net income of affiliates	(15,834)	27,900	(1,654)	—	10,412
Equity in net income of affiliates	26,246	—	—	(26,246)	—
Net income (loss)	10,412	27,900	(1,654)	(26,246)	10,412

Other comprehensive income, net of tax
Defined benefit pension plans
Amortization of actuarial loss	1,411	—	—	—	1,411
Amortization of prior service costs	14	—	—	—	14
Other comprehensive income, net of tax	1,425	—	—	—	1,425
Comprehensive income (loss)	$11,837	$27,900	$(1,654)	$(26,246)	$11,837

Boise Cascade Company and Subsidiaries
Consolidating Statements of Comprehensive Income (Loss)
For the Three Months Ended June 30, 2012
(unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$729,794	$3,106	$—	$732,900
Intercompany	—	—	3,276	(3,276)	—
	—	729,794	6,382	(3,276)	732,900

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	629,755	6,352	(3,500)	632,607
Depreciation and amortization	32	7,857	449	—	8,338
Selling and distribution expenses	—	59,691	777	—	60,468
General and administrative expenses	4,040	6,424	1	224	10,689
Other (income) expense, net	31	953	(331)	—	653
	4,103	704,680	7,248	(3,276)	712,755

Income (loss) from operations	(4,103)	25,114	(866)	—	20,145

Foreign exchange loss	(25)	(134)	(130)	—	(289)
Interest expense	(4,818)	—	—	—	(4,818)
Interest income	38	49	—	—	87
	(4,805)	(85)	(130)	—	(5,020)

Income (loss) before income taxes and equity in net income of affiliates	(8,908)	25,029	(996)	—	15,125
Income tax provision	(75)	(3)	—	—	(78)

Income (loss) before equity in net income of affiliates	(8,983)	25,026	(996)	—	15,047
Equity in net income of affiliates	24,030	—	—	(24,030)	—
Net income (loss)	15,047	25,026	(996)	(24,030)	15,047

Other comprehensive income, net of tax
Defined benefit pension plans
Amortization of actuarial loss	1,958	—	—	—	1,958
Amortization of prior service costs	42	—	—	—	42
Other comprehensive income, net of tax	2,000	—	—	—	2,000
Comprehensive income (loss)	$17,047	$25,026	$(996)	$(24,030)	$17,047

Boise Cascade Company and Subsidiaries
Consolidating Statements of Comprehensive Income (Loss)
For the Six Months Ended June 30, 2013
(unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$1,590,898	$6,275	$—	$1,597,173
Intercompany	—	—	5,558	(5,558)	—
	—	1,590,898	11,833	(5,558)	1,597,173

Costs and expenses
Materials, labor, and other operating expenses, (excluding depreciation)	—	1,388,126	13,662	(5,945)	1,395,843
Depreciation and amortization	79	16,553	611	—	17,243
Selling and distribution expenses	—	115,833	1,273	—	117,106
General and administrative expenses	8,148	11,762	—	387	20,297
Other (income) expense, net	7	487	(667)	—	(173)
	8,234	1,532,761	14,879	(5,558)	1,550,316

Income (loss) from operations	(8,234)	58,137	(3,046)	—	46,857

Foreign exchange loss	(230)	(113)	(28)	—	(371)
Interest expense	(9,672)	—	—	—	(9,672)
Interest income	55	69	—	—	124
	(9,847)	(44)	(28)	—	(9,919)

Income (loss) before income taxes and equity in net income of affiliates	(18,081)	58,093	(3,074)	—	36,938
Income tax benefit	54,310	—	—	—	54,310

Income (loss) before equity in net income of affiliates	36,229	58,093	(3,074)	—	91,248
Equity in net income of affiliates	55,019	—	—	(55,019)	—
Net income (loss)	91,248	58,093	(3,074)	(55,019)	91,248

Other comprehensive income, net of tax
Defined benefit pension plans
Amortization of actuarial loss	2,806	—	—	—	2,806
Amortization of prior service costs	28	—	—	—	28
Other comprehensive income, net of tax	2,834	—	—	—	2,834
Comprehensive income (loss)	$94,082	$58,093	$(3,074)	$(55,019)	$94,082

Boise Cascade Company and Subsidiaries
Consolidating Statements of Comprehensive Income (Loss)
For the Six Months Ended June 30, 2012
(unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$1,314,042	$5,844	$—	$1,319,886
Intercompany	—	—	6,527	(6,527)	—
	—	1,314,042	12,371	(6,527)	1,319,886

Costs and expenses
Materials, labor, and other operating expenses, (excluding depreciation)	—	1,137,095	12,531	(6,895)	1,142,731
Depreciation and amortization	64	15,497	896	—	16,457
Selling and distribution expenses	—	112,750	1,532	—	114,282
General and administrative expenses	7,703	11,665	1	368	19,737
Other (income) expense, net	78	1,196	(989)	—	285
	7,845	1,278,203	13,971	(6,527)	1,293,492

Income (loss) from operations	(7,845)	35,839	(1,600)	—	26,394

Foreign exchange gain (loss)	26	(59)	(70)	—	(103)
Interest expense	(9,631)	—	—	—	(9,631)
Interest income	89	105	—	—	194
	(9,516)	46	(70)	—	(9,540)

Income (loss) before income taxes and equity in net income of affiliates	(17,361)	35,885	(1,670)	—	16,854
Income tax provision	(127)	(12)	—	—	(139)

Income (loss) before equity in net income of affiliates	(17,488)	35,873	(1,670)	—	16,715
Equity in net income of affiliates	34,203	—	—	(34,203)	—
Net income (loss)	16,715	35,873	(1,670)	(34,203)	16,715

Other comprehensive income, net of tax
Defined benefit pension plans
Amortization of actuarial loss	3,984	—	—	—	3,984
Amortization of prior service costs and other	83	—	—	—	83
Other comprehensive income, net of tax	4,067	—	—	—	4,067
Comprehensive income (loss)	$20,782	$35,873	$(1,670)	$(34,203)	$20,782

Boise Cascade Company, and Subsidiaries Consolidating Statements of Comprehensive Income (Loss) For the Year Ended December 31, 2012

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$2,746,208	$13,082	$—	$2,759,290
Intercompany	—	—	13,396	(13,396)	—
Related parties	—	19,772	—	—	19,772
	—	2,765,980	26,478	(13,396)	2,779,062

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	2,329,853	27,885	(14,564)	2,343,174
Materials, labor, and other operating expenses from related parties (excluding depreciation)	—	60,271	—	—	60,271
Depreciation and amortization	120	31,691	1,596	—	33,407
Selling and distribution expenses	—	231,593	3,462	—	235,055
General and administrative expenses	16,425	25,529	—	1,168	43,122
Other (income) expense, net	126	2,818	(2,042)	—	902
	16,671	2,681,755	30,901	(13,396)	2,715,931

Income (loss) from operations	(16,671)	84,225	(4,423)	—	63,131

Foreign exchange gain (loss)	149	(124)	12	—	37
Interest expense	(21,757)	—	—	—	(21,757)
Interest income	196	196	—	—	392
	(21,412)	72	12	—	(21,328)

Income (loss) before income taxes and equity in net income of affiliates	(38,083)	84,297	(4,411)	—	41,803
Income tax provision	(300)	(7)	—	—	(307)

Income (loss) before equity in net income of affiliates	(38,383)	84,290	(4,411)	—	41,496
Equity in net income of affiliates	79,879	—	—	(79,879)	—
Net income (loss)	41,496	84,290	(4,411)	(79,879)	41,496

Other comprehensive loss
Defined benefit pension plans
Net actuarial loss	(8,432)	—	—	—	(8,432)
Amortization of actuarial loss	7,632	—	—	—	7,632
Amortization of prior service costs	416	—	—	—	416
Other comprehensive loss	(384)	—	—	—	(384)
Comprehensive income (loss)	$41,112	$84,290	$(4,411)	$(79,879)	$41,112

Boise Cascade Company, and Subsidiaries Consolidating Statements of Comprehensive Income (Loss) For the Year Ended December 31, 2011

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$2,215,983	$13,342	$—	$2,229,325
Intercompany	—	—	11,157	(11,157)	—
Related parties	—	18,763	—	—	18,763
	—	2,234,746	24,499	(11,157)	2,248,088

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	1,939,993	24,436	(11,810)	1,952,619
Materials, labor, and other operating expenses from related parties (excluding depreciation)	—	40,058	—	—	40,058
Depreciation and amortization	240	35,010	1,772	—	37,022
Selling and distribution expenses	—	202,254	2,744	—	204,998
General and administrative expenses	13,613	22,976	—	653	37,242
Other (income) expense, net	111	4,114	(1,030)	—	3,195
	13,964	2,244,405	27,922	(11,157)	2,275,134

Loss from operations	(13,964)	(9,659)	(3,423)	—	(27,046)

Foreign exchange gain (loss)	(510)	20	(7)	—	(497)
Interest expense	(18,987)	—	—	—	(18,987)
Interest income	185	222	—	—	407
	(19,312)	242	(7)	—	(19,077)

Loss before income taxes and equity in net loss of affiliates	(33,276)	(9,417)	(3,430)	—	(46,123)
Income tax provision	(216)	(24)	—	—	(240)

Loss before equity in net loss of affiliates	(33,492)	(9,441)	(3,430)	—	(46,363)
Equity in net loss of affiliates	(12,871)	—	—	12,871	—
Net loss	(46,363)	(9,441)	(3,430)	12,871	(46,363)

Other comprehensive loss
Defined benefit pension plans
Net actuarial loss	(83,528)	—	—	—	(83,528)
Amortization of actuarial loss	2,703	—	—	—	2,703
Amortization of prior service costs and other	175	—	—	—	175
Other comprehensive loss	(80,650)	—	—	—	(80,650)
Comprehensive loss	$(127,013)	$(9,441)	$(3,430)	$12,871	$(127,013)
Boise Cascade Company, and Subsidiaries Consolidating Statements of Comprehensive Income (Loss) For the Year Ended December 31, 2010

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$2,200,379	$14,953	$—	$2,215,332
Intercompany	—	57	14,398	(14,455)	—
Related parties	—	25,259	—	—	25,259
	—	2,225,695	29,351	(14,455)	2,240,591

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	1,930,316	31,442	(14,396)	1,947,362
Materials, labor, and other operating expenses from related parties (excluding depreciation)	—	33,613	—	—	33,613
Depreciation and amortization	346	32,635	1,918	—	34,899
Selling and distribution expenses	—	201,079	1,385	—	202,464
General and administrative expenses	14,400	24,122	—	(59)	38,463
General and administrative expenses from related party	1,576	—	—	—	1,576
Other (income) expense, net	373	(4,881)	(116)	—	(4,624)
	16,695	2,216,884	34,629	(14,455)	2,253,753

Income (loss) from operations	(16,695)	8,811	(5,278)	—	(13,162)

Foreign exchange gain (loss)	12	(57)	397	—	352
Gain on repurchase of long-term debt	28	—	—	—	28
Interest expense	(21,005)	—	—	—	(21,005)
Interest income	386	404	—	—	790
	(20,579)	347	397	—	(19,835)

Income (loss) before income taxes and equity in net income of affiliates	(37,274)	9,158	(4,881)	—	(32,997)
Income tax provision	(215)	(66)	(19)	—	(300)

Income (loss) before equity in net income of affiliates	(37,489)	9,092	(4,900)	—	(33,297)
Equity in net income of affiliates	4,192	—	—	(4,192)	—
Net income (loss)	(33,297)	9,092	(4,900)	(4,192)	(33,297)

Other comprehensive loss
Defined benefit pension plans
Net actuarial loss	(4,027)	—	—	—	(4,027)
Amortization of actuarial loss	556	—	—	—	556
Amortization of prior service costs	178	—	—	—	178
Other comprehensive loss	(3,293)	—	—	—	(3,293)
Comprehensive income (loss)	$(36,590)	$9,092	$(4,900)	$(4,192)	$(36,590)

Consolidating Balance Sheets [Table Text Block]
Boise Cascade Company and Subsidiaries Consolidating Balance Sheets at June 30, 2013 (unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
ASSETS
Current
Cash and cash equivalents	$232,619	$36	$12	$—	$232,667
Receivables
Trade, less allowances	—	204,727	995	—	205,722
Related parties	17	417	—	—	434
Other	(87)	6,466	233	—	6,612
Inventories	—	361,849	6,501	—	368,350
Deferred income taxes	19,747	—	2	—	19,749
Prepaid expenses and other	4,672	7,049	130	—	11,851
	256,968	580,544	7,873	—	845,385

Property and equipment, net	612	252,441	8,256	—	261,309
Timber deposits	—	7,267	—	—	7,267
Deferred financing costs	7,279	—	—	—	7,279
Goodwill	—	12,170	—	—	12,170
Intangible assets	—	8,900	—	—	8,900
Deferred income taxes	44,819	—	—	—	44,819
Other assets	20	7,465	1	—	7,486
Investments in affiliates	639,843	—	—	(639,843)	—
Total assets	$949,541	$868,787	$16,130	$(639,843)	$1,194,615

Boise Cascade Company and Subsidiaries Consolidating Balance Sheets at June 30, 2013 (continued) (unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
LIABILITIES AND STOCKHOLDERS' EQUITY
Current
Accounts payable
Trade	$10,894	$183,339	$973	$—	$195,206
Related parties	402	1,555	—	—	1,957
Accrued liabilities	—	—	—	—
Compensation and benefits	15,764	25,910	365	—	42,039
Interest payable	2,745	—	—	—	2,745
Other	1,979	28,137	759	—	30,875
	31,784	238,941	2,097	—	272,822

Debt
Long-term debt	250,000	—	—	—	250,000

Other
Compensation and benefits	195,384	—	—	—	195,384
Other long-term liabilities	10,411	4,036	—	—	14,447
	205,795	4,036	—	—	209,831

Commitments and contingent liabilities

Stockholders' equity
Preferred stock	—	—	—	—	—
Common stock	432	—	—	—	432
Additional paid-in capital	494,908	—	—	—	494,908
Accumulated other comprehensive loss	(118,395)	—	—	—	(118,395)
Retained earnings	85,017	—	—	—	85,017
Subsidiary equity	—	625,810	14,033	(639,843)	—
Total stockholders' equity	461,962	625,810	14,033	(639,843)	461,962
Total liabilities and stockholders' equity	$949,541	$868,787	$16,130	$(639,843)	$1,194,615
Boise Cascade Company and Subsidiaries Consolidating Balance Sheets at December 31, 2012

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
ASSETS
Current
Cash and cash equivalents	$54,294	$35	$178	$—	$54,507
Receivables
Trade, less allowances	65	133,554	1,124	—	134,743
Related parties	16	658	—	—	674
Other	25	5,631	548	—	6,204
Inventories	—	320,279	5,527	—	325,806
Deferred income taxes	—	—	2	—	2
Prepaid expenses and other	914	4,576	31	—	5,521
	55,314	464,733	7,410	—	527,457

Property and equipment, net	1,284	255,869	8,771	—	265,924
Timber deposits	—	6,221	—	—	6,221
Deferred financing costs	7,562	—	—	—	7,562
Goodwill	—	12,170	—	—	12,170
Intangible assets	—	8,900	—	—	8,900
Other assets	729	7,435	—	—	8,164
Investments in affiliates	565,355	—	—	(565,355)	—
Total assets	$630,244	$755,328	$16,181	$(565,355)	$836,398

Boise Cascade Company and Subsidiaries Consolidating Balance Sheets at December 31, 2012 (continued)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY
Current
Accounts payable
Trade	$11,072	$128,565	$555	$—	$140,192
Related parties	402	1,548	—	—	1,950
Accrued liabilities
Compensation and benefits	17,272	43,938	604	—	61,814
Interest payable	3,188	—	—	—	3,188
Other	2,082	25,873	1,088	—	29,043
	34,016	199,924	2,247	—	236,187

Debt
Long-term debt	275,000	—	—	—	275,000

Other
Compensation and benefits	206,668	—	—	—	206,668
Other long-term liabilities	10,353	3,983	—	—	14,336
	217,021	3,983	—	—	221,004

Redeemable equity	6,443	—	—	—	6,443

Commitments and contingent liabilities

Stockholder's equity
Preferred stock	—	—	—	—	—
Common stock	297	—	—	—	297
Additional paid-in capital	256,927	—	—	—	256,927
Accumulated other comprehensive loss	(121,229)	—	—	—	(121,229)
Accumulated deficit	(38,231)	—	—	—	(38,231)
Subsidiary equity	—	551,421	13,934	(565,355)	—
Total stockholder's equity	97,764	551,421	13,934	(565,355)	97,764
Total liabilities and stockholder's equity	$630,244	$755,328	$16,181	$(565,355)	$836,398

Boise Cascade Company, and Subsidiaries Consolidating Balance Sheets at December 31, 2012

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
ASSETS
Current
Cash and cash equivalents	$54,294	$35	$178	$—	$54,507
Receivables
Trade, less allowances	65	133,554	1,124	—	134,743
Related parties	16	658	—	—	674
Other	25	5,631	548	—	6,204
Inventories	—	320,279	5,527	—	325,806
Prepaid expenses and other	914	4,576	33	—	5,523
	55,314	464,733	7,410	—	527,457

Property and equipment, net	1,284	255,869	8,771	—	265,924
Timber deposits	—	6,221	—	—	6,221
Deferred financing costs	7,562	—	—	—	7,562
Goodwill	—	12,170	—	—	12,170
Intangible assets	—	8,900	—	—	8,900
Other assets	729	7,435	—	—	8,164
Investments in affiliates	565,355	—	—	(565,355)	—
Total assets	$630,244	$755,328	$16,181	$(565,355)	$836,398
Boise Cascade Company, and Subsidiaries Consolidating Balance Sheets at December 31, 2012 (Continued)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY
Current
Accounts payable
Trade	$11,072	$128,565	$555	$—	$140,192
Related parties	402	1,548	—	—	1,950
Accrued liabilities
Compensation and benefits	17,272	43,938	604	—	61,814
Interest payable	3,188	—	—	—	3,188
Other	2,082	25,873	1,088	—	29,043
	34,016	199,924	2,247	—	236,187

Debt
Long-term debt	275,000	—	—	—	275,000

Other
Compensation and benefits	206,668	—	—	—	206,668
Other long-term liabilities	10,353	3,983	—	—	14,336
	217,021	3,983	—	—	221,004
Redeemable equity	6,443	—	—	—	6,443

Commitments and contingent liabilities

Stockholder's equity
Preferred stock	—	—	—	—	—
Common stock	297	—	—	—	297
Additional paid-in capital	256,927	—	—	—	256,927
Accumulated other comprehensive loss	(121,229)	—	—	—	(121,229)
Accumulated deficit	(38,231)	—	—	—	(38,231)
Subsidiary equity	—	551,421	13,934	(565,355)	—
Total stockholder's equity	97,764	551,421	13,934	(565,355)	97,764
Total liabilities and stockholder's equity	$630,244	$755,328	$16,181	$(565,355)	$836,398

Boise Cascade Company, and Subsidiaries Consolidating Balance Sheets at December 31, 2011

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
ASSETS
Current
Cash and cash equivalents	$182,326	$20	$109	$—	$182,455
Receivables
Trade, less allowances	—	118,267	634	—	118,901
Related parties	935	301	—	—	1,236
Intercompany	—	56	—	(56)	—
Other	(90)	3,661	225	—	3,796
Inventories	—	278,580	5,398	—	283,978
Prepaid expenses and other	843	3,972	49	—	4,864
	184,014	404,857	6,415	(56)	595,230

Property and equipment, net	1,259	255,117	10,080	—	266,456
Timber deposits	—	8,327	—	—	8,327
Deferred financing costs	4,962	—	—	—	4,962
Goodwill	—	12,170	—	—	12,170
Intangible assets	—	8,900	—	—	8,900
Other assets	20	6,765	1	—	6,786
Investments in affiliates	557,925	—	—	(557,925)	—
Total assets	$748,180	$696,136	$16,496	$(557,981)	$902,831

Boise Cascade Company, and Subsidiaries Consolidating Balance Sheets at December 31, 2011 (Continued)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY
Current
Accounts payable
Trade	$8,633	$107,336	$789	$—	$116,758
Related parties	395	747	—	—	1,142
Intercompany	—	—	56	(56)	—
Accrued liabilities	—	—	—	—
Compensation and benefits	12,104	19,816	347	—	32,267
Interest payable	3,326	—	—	—	3,326
Other	2,470	21,045	971	—	24,486
	26,928	148,944	2,163	(56)	177,979

Debt
Long-term debt	219,560	—	—	—	219,560

Other
Compensation and benefits	200,248	—	—	—	200,248
Other long-term liabilities	10,076	3,600	—	—	13,676
	210,324	3,600	—	—	213,924
Redeemable equity	8,749	—	—	—	8,749

Commitments and contingent liabilities
Stockholder's equity
Preferred stock	—	—	—	—	—
Common stock	297	—	—	—	297
Additional paid-in capital	482,894	—	—	—	482,894
Accumulated other comprehensive loss	(120,845)	—	—	—	(120,845)
Accumulated deficit	(79,727)	—	—	—	(79,727)
Subsidiary equity	—	543,592	14,333	(557,925)	—
Total stockholder's equity	282,619	543,592	14,333	(557,925)	282,619
Total liabilities and stockholder's equity	$748,180	$696,136	$16,496	$(557,981)	$902,831

Consolidating Statements of Cash Flows [Table Text Block]
Boise Cascade Company and Subsidiaries Consolidating Statements of Cash Flows For the Six Months Ended June 30, 2013 (unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net income (loss)	$91,248	$58,093	$(3,074)	$(55,019)	$91,248
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	(55,019)	—	—	55,019	—
Depreciation and amortization, including deferred financing costs and other	967	16,553	611	—	18,131
Stock-based compensation	1,073	—	—	—	1,073
Pension expense	5,434	—	—	—	5,434
Deferred income taxes	(66,314)	—	—	—	(66,314)
Other	—	(277)	—	—	(277)
Decrease (increase) in working capital
Receivables	253	(71,768)	28	—	(71,487)
Inventories	—	(41,570)	(974)	—	(42,544)
Prepaid expenses and other	49	(2,474)	(98)	—	(2,523)
Accounts payable and accrued liabilities	(2,932)	40,101	(336)	—	36,833
Pension contributions	(9,970)	—	—	—	(9,970)
Income taxes payable	(877)	1	(5)	—	(881)
Other	(3,397)	(1,148)	(1)	—	(4,546)
Net cash used for operations	(39,485)	(2,489)	(3,849)	—	(45,823)
Cash provided by (used for) investment
Expenditures for property and equipment	—	(13,932)	(110)	—	(14,042)
Proceeds from sales of assets	—	129	417	—	546
Other	1	(3)	12	—	10
Net cash provided by (used for) investment	1	(13,806)	319	—	(13,486)
Cash provided by (used for) financing
Net proceeds from issuance of common stock	262,599	—	—	—	262,599
Issuances of long-term debt	55,000	—	—	—	55,000
Payments of long-term debt	(80,000)	—	—	—	(80,000)
Financing costs	(321)	—	—	—	(321)
Other	—	—	191	—	191
Due to (from) affiliates	(19,469)	16,296	3,173	—	—
Net cash provided by financing	217,809	16,296	3,364	—	237,469
Net increase (decrease) in cash and cash equivalents	178,325	1	(166)	—	178,160
Balance at beginning of the period	54,294	35	178	—	54,507
Balance at end of the period	$232,619	$36	$12	$—	$232,667

Boise Cascade Company and Subsidiaries Consolidating Statements of Cash Flows For the Six Months Ended June 30, 2012 (unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net income (loss)	$16,715	$35,873	$(1,670)	$(34,203)	$16,715
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	(34,203)	—	—	34,203	—
Depreciation and amortization, including deferred financing costs and other	1,271	15,497	896	—	17,664
Pension expense	6,394	—	—	—	6,394
Other	(30)	(123)	(316)	—	(469)
Decrease (increase) in working capital, net of acquisitions
Receivables	936	(59,643)	(719)	(56)	(59,482)
Inventories	—	(34,363)	(791)	—	(35,154)
Prepaid expenses and other	104	(2,291)	(64)	—	(2,251)
Accounts payable and accrued liabilities	2,220	66,382	(423)	56	68,235
Pension contributions	(7,874)	—	—	—	(7,874)
Income taxes payable	(36)	12	(5)	—	(29)
Other	865	169	—	—	1,034
Net cash provided by (used for) operations	(13,638)	21,513	(3,092)	—	4,783
Cash provided by (used for) investment
Expenditures for property and equipment	(28)	(10,843)	(81)	—	(10,952)
Acquisitions of businesses and facilities	—	(2,355)	—	—	(2,355)
Proceeds from sales of assets	—	145	—	—	145
Other	(3)	2	—	—	(1)
Net cash used for investment	(31)	(13,051)	(81)	—	(13,163)
Cash provided by (used for) financing
Due to (from) affiliates	5,317	(8,454)	3,137	—	—
Net cash provided by (used for) financing	5,317	(8,454)	3,137	—	—
Net increase (decrease) in cash and cash equivalents	(8,352)	8	(36)	—	(8,380)
Balance at beginning of the period	182,326	20	109	—	182,455
Balance at end of the period	$173,974	$28	$73	$—	$174,075

Boise Cascade Company, and Subsidiaries Consolidating Statements of Cash Flows For the Year Ended December 31, 2012

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net income (loss)	$41,496	$84,290	$(4,411)	$(79,879)	$41,496
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	(79,879)	—	—	79,879	—
Depreciation and amortization, including deferred financing costs and other	3,924	31,691	1,596	—	37,211
Pension expense	12,653	—	—	—	12,653
Other	(61)	(115)	(295)	—	(471)
Decrease (increase) in working capital, net of acquisitions	—		—	—
Receivables	772	(17,558)	(396)	(56)	(17,238)
Inventories	—	(41,699)	(129)	—	(41,828)
Prepaid expenses and other	(71)	(596)	15	—	(652)
Accounts payable and accrued liabilities	3,787	49,115	83	56	53,041
Pension contributions	(8,486)	—	—	—	(8,486)
Other	4,066	342	2	—	4,410
Net cash provided by (used for) operations	(21,799)	105,470	(3,535)	—	80,136
Cash provided by (used for) investment
Expenditures for property and equipment	(28)	(26,886)	(472)	—	(27,386)
Acquisition of businesses and facilities	—	(2,355)	—	—	(2,355)
Proceeds from sales of assets	—	246	—	—	246
Other	(4)	1	64	—	61
Net cash used for investment	(32)	(28,994)	(408)	—	(29,434)
Cash provided by (used for) financing
Issuances of long-term debt	300,000	—	—	—	300,000
Payments of long-term debt	(244,560)	—	—	—	(244,560)
Distributions to Boise Cascade Holdings, L.L.C.	(228,268)	—	—	—	(228,268)
Financing costs	(5,822)	—	—	—	(5,822)
Due to (from) affiliates	72,449	(76,461)	4,012	—	—
Net cash provided by (used for) financing	(106,201)	(76,461)	4,012	—	(178,650)
Net increase (decrease) in cash and cash equivalents	(128,032)	15	69	—	(127,948)
Balance at beginning of the period	182,326	20	109	—	182,455
Balance at end of the period	$54,294	$35	$178	$—	$54,507

Boise Cascade Company, and Subsidiaries Consolidating Statements of Cash Flows For the Year Ended December 31, 2011

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net loss	$(46,363)	$(9,441)	$(3,430)	$12,871	$(46,363)
Items in net loss not using (providing) cash
Equity in net loss of affiliates	12,871	—	—	(12,871)	—
Depreciation and amortization, including deferred financing costs and other	2,450	35,010	1,772	—	39,232
Pension expense	11,368	—	—	—	11,368
Other	564	1,250	406	—	2,220
Decrease (increase) in working capital, net of acquisitions
Receivables	(866)	(15,369)	560	—	(15,675)
Inventories	—	(21,416)	517	—	(20,899)
Prepaid expenses and other	112	(183)	(1)	—	(72)
Accounts payable and accrued liabilities	(829)	3,130	(423)	—	1,878
Pension contributions	(13,621)	—	—	—	(13,621)
Other	(685)	(358)	(6)	—	(1,049)
Net cash used for operations	(34,999)	(7,377)	(605)	—	(42,981)
Cash provided by (used for) investment
Expenditures for property and equipment	(21)	(32,703)	(813)	—	(33,537)
Acquisitions of businesses and facilities	—	(5,782)	—	—	(5,782)
Proceeds from sales of assets	—	3,126	—	—	3,126
Other	(265)	(60)	(99)	—	(424)
Net cash used for investment	(286)	(35,419)	(912)	—	(36,617)
Cash provided by (used for) financing
Credit facility financing costs	(2,548)	—	—	—	(2,548)
Due to (from) affiliates	(44,205)	42,800	1,405	—	—
Net cash provided by (used for) financing	(46,753)	42,800	1,405	—	(2,548)
Net increase (decrease) in cash and cash equivalents	(82,038)	4	(112)	—	(82,146)
Balance at beginning of the period	264,364	16	221	—	264,601
Balance at end of the period	$182,326	$20	$109	$—	$182,455
Boise Cascade Company, and Subsidiaries Consolidating Statements of Cash Flows For the Year Ended December 31, 2010

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net income (loss)	$(33,297)	$9,092	$(4,900)	$(4,192)	$(33,297)
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	(4,192)	—	—	4,192	—
Depreciation and amortization, including deferred financing costs and other	3,121	32,635	1,918	—	37,674
Pension expense	7,449	—	—	—	7,449
Management equity units expense	1,625	—	—	—	1,625
Gain on repurchase of long-term debt	(28)	—	—	—	(28)
Other	(2)	116	(457)	—	(343)
Decrease (increase) in working capital, net
Receivables	107	(6,398)	(47)	—	(6,338)
Inventories	—	(27,001)	(1,427)	—	(28,428)
Prepaid expenses and other	(251)	(71)	22	—	(300)
Accounts payable and accrued liabilities	847	30,369	1,203	—	32,419
Pension contributions	(3,873)	—	—	—	(3,873)
Other	3,057	678	(8)	—	3,727
Net cash provided by (used for) operations	(25,437)	39,420	(3,696)	—	10,287
Cash provided by (used for) investment
Expenditures for property and equipment	(10)	(34,675)	(1,066)	—	(35,751)
Proceeds from sales of assets	656	520	78	—	1,254
Other	—	(1,358)	402	—	(956)
Net cash provided by (used for) investment	646	(35,513)	(586)	—	(35,453)
Cash provided by (used for) financing
Issuances of long-term debt	45,000	—	—	—	45,000
Payments of long-term debt	(128,451)	—	—	—	(128,451)
Proceeds from Boise Cascade Holdings, L.L.C., for sale of shares of Boise Inc.	86,117	—	—	—	86,117
Due to (from) affiliates	(510)	(3,910)	4,420	—	—
Net cash provided by (used for) financing	2,156	(3,910)	4,420	—	2,666
Net increase (decrease) in cash and cash equivalents	(22,635)	(3)	138	—	(22,500)
Balance at beginning of the period	286,999	19	83	—	287,101
Balance at end of the period	$264,364	$16	$221	$—	$264,601